INCOME TAX EXPENSE - Schedule of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Deferred income tax expense:
Deferred income tax expense	¥ (12,971)	$ (1,894)	¥ (4,549)	¥ 6,691
Total income tax expense:	78,992	$ 11,536	80,580	67,382
The PRC
Current income tax expense:
Current income tax expense	85,668		73,142	60,278
Deferred income tax expense:
Deferred income tax expense	5,841		(3,446)	6,599
Canada
Current income tax expense:
Current income tax expense				170
Deferred income tax expense:
Deferred income tax expense	(178)		(144)	92
Hong Kong
Current income tax expense:
Current income tax expense	(897)		11,225	¥ 243
The US
Current income tax expense:
Current income tax expense	4,192		379
Deferred income tax expense:
Deferred income tax expense	(4,605)		(514)
The UK
Current income tax expense:
Current income tax expense	1,629		411
Deferred income tax expense:
Deferred income tax expense	¥ (12,658)		¥ (473)